Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	RISKS AND UNCERTAINTIES
The participants invest in various investment securities. Investment securities are exposed to various risks, such as market, interest rate and credit risk. It is reasonably possible that given the level of risk associated with investment securities, changes in the near term could materially affect a participant’s account balance and the amounts reported in the statement of net assets available for benefits.